Financial Instruments - Summary of Carrying Amounts of Canadian Dollar Denominated Monetary Assets and Monetary Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Monetary assets
Cash and cash equivalents	$ 235,446	$ 191,162	$ 192,683	$ 131,764	$ 126,676	$ 103,986
Accounts receivable	12,952		5,883
Long-term investments - common shares held	83,887	$ 83,836	196,241	$ 262,371	$ 156,973	$ 309,757
Long-term investments - warrants held	2,492		3,637
Convertible note receivable	15,979		11,353
Other long-term assets	14,564		13,242
Monetary liabilities
Accounts payable and accrued liabilities	12,781		13,023
Lease Liability	3,313		3,637
Pension liability	2,133		1,670
Currency risk [member]
Monetary assets
Cash and cash equivalents	705		5,041
Accounts receivable	136		71
Long-term investments - common shares held	83,463		195,816
Long-term investments - warrants held	2,492		3,637
Convertible note receivable	15,979		11,353
Non-revolving term loan	835		813
Other long-term assets	3,615		3,519
Total Canadian dollar denominated monetary assets	107,225		220,250
Monetary liabilities
Accounts payable and accrued liabilities	6,174		8,011
Performance share units	15,726		23,405
Lease Liability	2,218		2,403
Pension liability	2,133		1,670
Total Canadian dollar denominated monetary liabilities	$ 26,251		$ 35,489